Segment Reporting - Revenues by Operating Segment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Total revenues from equipment sales	€ 1,560	€ 1,378	€ 1,474
Total revenues from services	18,264	17,655	18,258
Total revenues on construction contracts	4	(8)	(13)
Total revenues by operating segment	19,828	19,025	19,719
Third-party [member]
Disclosure of operating segments [line items]
Total revenues from equipment sales	1,560	1,378	1,474
Total revenues from services	18,264	17,655	18,258
Total revenues on construction contracts	4	(8)	(13)
Total revenues by operating segment	19,828	19,025	19,719
Operating segments [member] | Domestic [member]
Disclosure of operating segments [line items]
Total revenues from equipment sales	1,350	1,136	956
Total revenues from services	14,000	13,878	14,058
Total revenues on construction contracts	4	(8)	(13)
Total revenues by operating segment	15,354	15,006	15,001
Operating segments [member] | Brazil [member]
Disclosure of operating segments [line items]
Total revenues from equipment sales	211	232	475
Total revenues from services	4,291	3,815	4,162
Total revenues by operating segment	4,502	4,047	4,637
Operating segments [member] | Media [member]
Disclosure of operating segments [line items]
Total revenues from services			82
Total revenues by operating segment			82
Operating segments [member] | Other operations [member]
Disclosure of operating segments [line items]
Total revenues from equipment sales		11	48
Total revenues from services			1
Total revenues by operating segment		11	49
Operating segments [member] | Third-party [member] | Domestic [member]
Disclosure of operating segments [line items]
Total revenues from equipment sales	1,350	1,136	956
Total revenues from services	13,974	13,843	14,017
Total revenues on construction contracts	4	(8)	(13)
Total revenues by operating segment	15,328	14,971	14,960
Operating segments [member] | Third-party [member] | Brazil [member]
Disclosure of operating segments [line items]
Total revenues from equipment sales	210	232	475
Total revenues from services	4,290	3,812	4,159
Total revenues by operating segment	4,500	4,044	4,634
Operating segments [member] | Third-party [member] | Media [member]
Disclosure of operating segments [line items]
Total revenues from services			82
Total revenues by operating segment			82
Operating segments [member] | Third-party [member] | Other operations [member]
Disclosure of operating segments [line items]
Total revenues from equipment sales		10	43
Total revenues by operating segment		10	43
Operating segments [member] | Intragroup [member] | Domestic [member]
Disclosure of operating segments [line items]
Total revenues from services	26	35	41
Total revenues by operating segment	26	35	41
Operating segments [member] | Intragroup [member] | Brazil [member]
Disclosure of operating segments [line items]
Total revenues from equipment sales	1
Total revenues from services	1	3	3
Total revenues by operating segment	2	3	3
Operating segments [member] | Intragroup [member] | Other operations [member]
Disclosure of operating segments [line items]
Total revenues from equipment sales		1	5
Total revenues from services			1
Total revenues by operating segment		1	6
Adjustments and eliminations [member]
Disclosure of operating segments [line items]
Total revenues from equipment sales	(1)	(1)	(5)
Total revenues from services	(27)	(38)	(45)
Total revenues by operating segment	(28)	(39)	(50)
Adjustments and eliminations [member] | Intragroup [member]
Disclosure of operating segments [line items]
Total revenues from equipment sales	(1)	(1)	(5)
Total revenues from services	(27)	(38)	(45)
Total revenues by operating segment	€ (28)	€ (39)	€ (50)